Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Premiums (includes $2,301, $(2,690) and $6,978 of gains (losses) from changes in estimates on deferred profit liability amortization for the years ended December 31, 2025, 2024, and 2023, respectively)	$ 547,201	$ 393,127	$ 328,897
Policy charges and fee income	1,707,338	7,382,797	1,536,606
Net investment income	3,210,522	2,422,017	1,675,522
Asset administration fees	205,332	223,563	232,950
Other Income (loss)	2,261,776	759,756	751,363
Realized investment gains (losses), net	(1,430,425)	451,417	(1,147,099)
Change in value of market risk benefits, net of related hedging gain (losses)	(506,994)	(433,955)	(106,773)
TOTAL REVENUES	5,994,750	11,198,722	3,271,466
BENEFITS AND EXPENSES
Policyholders’ benefits	779,722	8,352,333	503,789
Changes in estimates of liability for future policy benefits	(79,505)	(20,643)	3,952
Interest credited to policyholders’ account balances	1,177,660	1,037,731	621,645
Amortization of deferred policy acquisition costs	663,527	(372,201)	539,510
General, administrative and other expense	1,186,839	1,228,443	1,124,923
TOTAL BENEFITS AND EXPENSES	3,728,243	10,225,663	2,793,819
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF SUBSIDIARIES AND OPERATING JOINT VENTURE	2,266,507	973,059	477,647
Income tax expense (benefit)	420,583	135,149	26,468
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	1,845,924	837,910	451,179
Equity in earnings of operating joint venture, net of taxes	(335)	(425)	(433)
Net income (loss)	1,845,589	837,485	450,746
Less: Income (loss) attributable to noncontrolling interests	13,273	13,495	488
NET INCOME (LOSS) ATTRIBUTABLE TO PRUCO LIFE INSURANCE COMPANY	1,832,316	823,990	450,258
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	3,326	(4,595)	2,419
Net unrealized investment gains (losses)	995,445	(335,093)	691,952
Interest rate remeasurement of future policy benefits	(40,022)	58,676	(60,978)
Gain (loss) from changes in non-performance risk on market risk benefits	(185,092)	(441,138)	(659,927)
Total	773,657	(722,150)	(26,534)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	162,925	(151,234)	(5,638)
Other comprehensive income (loss), net of tax	610,732	(570,916)	(20,896)
Comprehensive income (loss)	2,456,321	266,569	429,850
Less: Comprehensive income (loss) attributable to noncontrolling interests	13,273	13,495	488
Comprehensive income (loss) attributable to Pruco Life Insurance Company	$ 2,443,048	$ 253,074	$ 429,362